Income Taxes - Deferred Income Tax Asset (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 100.0	$ 128.0	$ 100.0
Capital losses on foreign exchange		1,134.0	556.0
Deferred income tax liabilities	11,533.0	12,045.0	11,533.0
Deferred income tax liability (asset)	11,433.0	$ 11,917.0	$ 11,433.0	$ 11,180.0
Tax rate		27.04%	27.01%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	75.0	$ 153.0	$ 75.0
Earnings retained in our investments in foreign subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 9,600.0	$ 9,700.0	$ 9,600.0
United States Government
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		35.00%
Deferred income tax expense (recovery)		$ (124.0)
United States Government | Scenario, Forecast [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		21.00%
Government of British Columbia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	11.00%
Enacted tax rate	12.00%
Deferred income tax expense (recovery)	$ 18.0